Subsequent events	3 Months Ended
Mar. 31, 2023
Subsequent events
Subsequent events

33.Subsequent events

M-Pesa Holding Company Limited

On 17 April 2023, the Group entered into an agreement to sell M-Pesa Holding Company Limited (‘MPHCL’) to Safaricom Plc, an associate entity of the Group, for USD 1. MPHCL holds M-Pesa customer funds on trust for the benefit of M-Pesa customers in Kenya. Balances included in the Group’s consolidated financial statements for MPHCL at 31 March 2023 include short term investments of €1,247 million and €1,226 million due to M-Pesa customers, recorded within Other investments and Other creditors, respectively. These sums are shown in the Group’s consolidated financial statements in accordance with IFRS, but MPHCL acts as the independent trustee for M-Pesa customers, independently administering the trust and holding all funds from the M-Pesa customers on trust for the benefit of M-Pesa customers. Any profit generated by MPHCL, after defraying direct costs, is donated for use for public charitable purposes only. See note 13 ‘Other investments’ and note 15 ‘Trade and other payables’. No material gain or loss is expected to arise on disposal. Completion of this transaction is subject to various approvals which are expected to be obtained before or during July 2023.

Vodafone UK and Three UK merger

On 14 June 2023, the Group and CK Hutchison Group Telecom Holdings Limited (‘CKHGT’), a subsidiary of CK Hutchison Holdings Limited (‘CK Hutchison’) entered into binding agreements to combine their UK telecommunication businesses, respectively Vodafone UK and Three UK. Vodafone UK and Three UK will be contributed to ‘MergeCo’ with differential debt amounts at completion of the transaction to achieve MergeCo ownership of 51:49. Vodafone UK will be contributed with debt of £4.3 billion and Three UK with £1.7 billion, subject to customary completion adjustments. No cash consideration will be paid.

The Group and CKHGT have entered into a comprehensive governance framework which will result in the Group fully consolidating MergeCo. A put/call framework will enable the Group to acquire 100% of MergeCo. Under the put/call framework, after three financial years following completion of the transaction the Group may acquire CKHGT’s 49.0% stake in MergeCo (the ‘Call Option’), and CKHGT may sell its 49.0% stake in MergeCo to the Group (the ‘Put Option’). The consideration for CKHGT’s 49.0% stake in MergeCo will be based on fair market value, determined by an independent third-party valuation process. Exercise of the Call Option and Put Option will be subject to fair market value reaching a minimum enterprise value of £16.5 billion for MergeCo (the ‘Exercise Threshold’). After the seventh financial year following completion of the transaction, the Exercise Threshold shall not apply to the exercise of the Put Option. Completion under the Call Option and the Put Option will be subject to customary third-party approvals and consents.

In respect of both the Call Option and the Put Option, the Group can elect to pay CKHGT in cash and/or non-cash consideration (being new shares and convertible loan notes issued by the Group), subject to certain conditions and protections for CKHGT as a result of holding any such non-cash consideration. For any non-cash consideration, one third shall be settled by the issuance of new Vodafone shares subject to a cap of 5% (in the case of the Call Option only) of the enlarged issued share capital of the Group. The remainder of the non-cash consideration shall be settled by loan notes. 50% will mature on the second anniversary of completion of the Call Option or the Put Option and the residual 50% of which will mature on the fourth anniversary of the completion of the Call Option or Put Option. On the maturity dates, the Group shall redeem the loan notes, based on a mix of cash and/or new Vodafone shares at its election.

The transaction is subject to certain regulatory conditions, including clearance from the UK’s Competition and Markets Authority and approval under the UK National Security and Investment Act. Approvals will also be required from both the Group’s and CK Hutchison’s shareholders.

Bond issuances and repurchases

On 25 May 2023, the Group issued subordinated debt securities, under its euro medium-term note programme, with nominal amounts of €750 million and £500 million (maturing on 30 August 2084 and 30 August 2086 respectively) and repurchased €1,561 million and $324 million of outstanding subordinated debt securities on 6 June 2023 (maturing on 3 January 2079 and 3 October 2078 respectively) as part of a liability management exercise.